N-2	Dec. 18, 2024
Cover [Abstract]
Entity Central Index Key	0001899017
Amendment Flag	false
Securities Act File Number	814-01474
Document Type	8-K
Entity Registrant Name	BAIN CAPITAL PRIVATE CREDIT
Entity Address, Address Line One	200 CLARENDON STREET
Entity Address, Address Line Two	37TH FLOOR
Entity Address, City or Town	BOSTON
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(617)
Local Phone Number	516-2000
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On December 18, 2024, Bain Capital Private Credit (the “Company”) entered into the Second Amendment to Senior Secured Revolving Credit Agreement (the “Second Amendment”), which amends that certain Senior Secured Revolving Credit Agreement, dated as of December 29, 2023, among the Company, as borrower, Sumitomo Mitsui Banking Corporation, as administrative agent, and the lenders and issuing banks party thereto (as amended to date, including by the First Amendment to Senior Secured Revolving Credit Agreement, dated as of November 13, 2024, and as further amended by the Second Amendment, the “Credit Agreement”). The parties to the Second Amendment include the Company, as borrower, the lenders party thereto and Sumitomo Mitsui Banking Corporation, as Administrative Agent and, solely with respect to Section 5.11 therein, as Collateral Agent.
The Second Amendment provides for, among other things, (i) an extension of the revolver availability period from December 2027 to December 2028, (ii) an extension of the scheduled maturity date from December 2028 to December 2029, (iii) an increase of the accordion provision to permit increases of term and revolving commitments to a total facility amount of up to $800,000,000, (iv) an increase of the total facility amount from $75,000,000 to $315,000,000, (v) a reduction of the applicable margin to (A) with respect to any ABR Loan, 1.00% per annum and (B) with respect to any Term Benchmark Loan or RFR Loan, 2.00% per annum, (vi) a reset of the minimum shareholders’ equity test, and (vii) the joinder of new lenders to the Credit Agreement.